                                                                                       January 2, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

            RE:     The Dreyfus/Laurel Funds, Inc.

                        Dreyfus Core Equity Fund (the "Fund")

                        File No: 811-5202; 33-16338

Dear Sir/Madam,

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus of the above-referenced Fund and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 128 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 27, 2012.

            Please address any comments or questions to the attention of the undersigned at (212) 922-6832.

Sincerely,

                                                                                                /s/ Jennifer Huancayo

                                                                                                Jennifer Hunacayo,

                                                                                                Legal Assistant